Financial Instruments and Risk Management - Schedule of Changes in Value of Options (Parenthetical) (Details) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
Put option - SAAG [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate value of related assets	R$ 50 [1]

[1]	With the acquisition of the share units then held by the Funds in the Investment Structure, Cemig GT became the holder of the related assets, which have aggregate value of R$50. This amount is recognized in Other assets in the Statement of financial position.